Income Taxes - Schedule of Tax Provisions (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Domestic	$ 9,166	$ 12,775	$ 2,135
Foreign	41,412	14,628	18,421
Total	50,578	27,403	20,556
Deferred
Domestic	6,164	5,853	6,300
Foreign	(9,798)	(13,520)	(2,493)
Total	(3,634)	(7,667)	3,807
Effective income taxes as reported	$ 46,944	$ 19,736	$ 24,363